Subsequent Events	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Subsequent Events
NOTE 36. SUBSEQUENT EVENTS
Subsequent to December 31, 2022, Enerflex declared a quarterly dividend of $0.025 per share, payable on April 6, 2023, to shareholders of record on March 16, 2023. The Board will continue to evaluate dividend payments on a quarterly basis, based on the availability of cash flow, anticipated market conditions, and the general needs of the business.